Document and Entity Information	9 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	Modular Medical, Inc.
Entity Central Index Key	0001074871
Document Type	S-1
Amendment Flag	false
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Document Period End	Dec. 31, 2019